SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Loss Per Share
Net loss for the year attributable to A2Z’s shareholders	$ 37,735	$ 16,996	[1]	$ 16,061	[1]
Basic weighted average number of ordinary shares	36,958,606	21,369,527	[1]	13,899,212	[1]
Basic weighted average number of ordinary shares	36,958,606	21,369,527	[1]	13,899,212	[1]
Basic loss per share from continuing operations	$ 0.96	$ 0.71		$ 1.10
Diluted loss per share from continuing operations	0.96	0.71		1.10
Basic loss per share from discontinued operations	0.07	0.09		0.06
Diluted loss per share from discontinued operations	$ 0.07	$ 0.09		$ 0.06

[1]	Reclassified due to discontinued operations (note 32).